INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income before income taxes
Domestic					$ (18,190)	$ (35,993)
Foreign						(393)
Income (loss) from continuing operations before income tax	$ (301)	$ (2,625)	$ 1,459	$ (10,382)	(18,190)	(36,386)
Loss from discontinued operations	$ (54)	$ (10,619)	$ (175)	$ (14,522)	(15,002)	(25,318)
Loss before income tax expense (benefit)					$ (33,192)	$ (61,704)